Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
BASIS OF PRESENTATION
Schedule of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash as reported within the consolidated balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	As of March 31,
(thousands of dollars)	2019	2018
Cash and cash equivalents	$1,019	$1,637
Restricted cash - pledged deposits for performance bonds	3,750	3,668
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$4,769	$5,305

The following table provides a reconciliation of cash, cash equivalents and restricted cash as reported within the consolidated balance sheet that sum to the total of the same such amounts shown in the statement of cash flows.

	For the years ended December 31,
(thousands of dollars)	2018	2017
Cash and cash equivalents	$1,577	$4,054
Restricted cash - pledged deposits for performance bonds	3,732	3,668
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$5,309	$7,722

Schedule of Financial Instruments Recognized at Fair Value on Recurring Basis

The following table presents information about financial instruments recognized at fair value on a recurring basis as of December 31, 2018 and 2017, and indicates the fair value hierarchy:

	December 31, 2018
(thousands of dollars)	Level 1	Level 2	Level 3	Total
Current Assets
Short-term available-for-sale investments	$415	$-	$-	$415
Total current assets recorded at fair value	$415	$-	$-	$415
Non-current Assets
Restricted cash	$3,732	$-	-	$3,732
Total non-current assets recorded at fair value	$3,732	$-	$-	$3,732

	December 31, 2017
(thousands of dollars)	Level 1	Level 2	Level 3	Total
Current Assets
Short-term available-for-sale investments	$1,361	$-	$-	$1,361
Total current assets recorded at fair value	$1,361	$-	$-	$1,361
Non-current Assets
Restricted cash	$3,668	$-	-	$3,668
Total non-current assets recorded at fair value	$3,668	$-	$-	$3,668